Document and Entity Information	Jan. 10, 2020
Cover [Abstract]
Entity Registrant Name	ANIXTER INTERNATIONAL INC
Amendment Flag	true
Entity Central Index Key	0000052795
Document Type	8-K/A
Document Period End Date	Jan. 10, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10212
Entity Tax Identification Number	94-1658138
Entity Address, Address Line One	2301 Patriot Blvd.
Entity Address, City or Town	Glenview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60026
City Area Code	224
Local Phone Number	521-8000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AXE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Anixter International Inc., a Delaware corporation (“Anixter” or the “Company”), with the U.S. Securities and Exchange Commission on January 13, 2020 (the “Original Filing ”). This Form 8-K/A is being filed solely for the purpose of correcting a typographical error in the Original Filing related to the number of shares of common stock of WESCO International, Inc. (“WESCO”) that the stockholders of Anixter would receive in connection with the Merger (as defined below) and that forms the basis of the calculation of the value of the Merger Consideration (as defined below) for purposes of the treatment of Anixter stock options and restricted stock unit awards, from 0.2937 to 0.2397. This typographical error was present solely in the text of Item 1.01 of the Original Filing. The exhibits to the Original Filing, including the Merger Agreement (as defined below) and the joint press release, contained the correct number of shares of common stock of WESCO that the stockholders of Anixter would receive in connection with the Merger. No other modifications to the Original Filing are being made by this Form 8-K/A. This Form 8-K/A speaks as of the original filing date of the Original Filing, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Filing, except as otherwise set forth in this Form 8-K/A In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Items 1.01, 3.03 and 8.01 of the Original Filing, as amended by this Current Report on Form 8-K/A, which form a part of, and should be read together with, the Original Filing, are set forth below.